Consolidated statement of cash flows (parenthetical) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Components of cash and cash equivalents:
Cash on hand	$ 38	₨ 2,511	₨ 1,105	₨ 2,659
Balances with banks
On current account	34,072	2,218,400	1,230,028	263,016
On deposit accounts	171	11,099
Cash in transit	367	23,902	30,371
Credit card collection in hand	3,212	209,161	271,125	123,989
Total cash and cash equivalents	$ 37,860	₨ 2,465,073	₨ 1,532,629	₨ 389,664